Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	157 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%	1.72%
Performance Inception Date	[1]				Nov. 30, 2011
ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	4.04%	5.08%	5.99%
Performance Inception Date					Nov. 30, 2011
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	4.68%	5.42%	6.08%
Performance Inception Date					Nov. 30, 2011
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	2.16%	3.12%	3.55%
Performance Inception Date					Nov. 30, 2011
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	2.48%	3.15%	3.60%
Performance Inception Date					Nov. 30, 2011

[1]	Due to new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Index to the Bloomberg US Aggregate Bond Index.